Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		92 Months Ended	101 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Cash Flows From Operating Activities:
Net Loss	$ (1,453,328)	$ (1,528,356)	$ (7,467,685)	$ (1,602,921)	$ (16,305,358)	$ (17,758,686)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	4,696	4,306	5,888	5,583	17,294	21,990
Gain on forgiveness of debt	(19,136)	(6,775)	(6,775)	0	(6,775)	(25,911)
Stock issuable for services	0	0	0	0	22,000	22,000
Loss on settlement	0	0	5,187,800	0	5,187,800	5,187,800
Change in Fair Value of Derivative Liability		0	0	0	2,790,703	2,790,703
Stock issued for services	111,600	0	0	550,000	1,458,180	1,569,780
Warrants issued to employees	0		0	0	126,435	126,435
Warrants issued to consultants	574,642	736,816	1,132,899	400,000	1,700,899	2,275,541
Deferred compensation realized	0	0	0	0	200,000	200,000
Bad debt expense	0	6,000	6,238	0	6,238	6,238
Write off of interest receivable	0	192	0	0		0
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	(24,608)	1,039	(46)	0	(46)	(26,351)
(Decrease) in interest receivables	0	0	527	(2,270)	(1,743)	(46)
(Decrease) in accrued expenses and other payables - related party	(17,016)	116,687	223,749	235,377	1,593,349	1,576,333
Increase in accounts payable	107,525	77,785	117,251	(148,691)	446,477	554,002
Net Cash Used In Operating Activities	(715,625)	(592,306)	(800,154)	(562,922)	(2,764,547)	(3,480,172)
Cash Flows From Investing Activities:
Loan receivable	0	0	0	0	(6,000)	(6,000)
Interest receivable	0	0	0	(192)	(192)	(192)
Write off of interest receivable	0	0	0	0		0
Purchase of Fixed Assets and Domain Name	0	(3,473)	(3,473)	0	(31,387)	(31,387)
Net Cash Provided by (Used In) Investing Activities	0	(3,473)	(3,473)	(192)	(37,579)	(37,579)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder	0	150,000	150,000	0	150,000	150,000
Repayments of Notes Payable - Stockholder	0	(150,000)	(150,000)	0	(150,000)	(150,000)
Proceeds from issuance of convertible note	0	0	0	0	120,000	120,000
Loan payable	(2,899)	(3,329)	(4,774)	(3,513)	3,980	1,081
Proceeds from issuance of common stock	1,150,000	725,000	1,050,000	425,000	2,973,527	4,123,527
Net Cash Provided by Financing Activities	1,147,101	721,671	1,045,226	421,487	3,097,507	4,244,608
Net Increase (Decrease) in Cash	431,476	125,892	241,599	(141,627)	295,381	726,857
Cash at Beginning of Period	295,381	53,782	53,782	195,409	0	0
Cash at End of Period	726,857	179,674	295,381	53,782	295,381	726,857
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0	0	0	0
Cash paid for taxes	0	0	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	736,816	400,000	400,000	0		3,706,654
Shares issued for settlement of accrued payroll - related party	0	0	30,000	0	2,969,838	30,000
Shares issued in connection with convertible note payable	0	0	0	0	30,000	115,000
Beneficial conversion feature on convertible notes and related debt discount	0	0	0	0	115,000	120,000
Settlement of accounts payable with stock issuance	$ 2,864	$ 0	$ 0	$ 0	$ 120,000	$ 2,864